Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents		$ 3,828	$ 3,192	$ 5,245
Money market paper in financial assets at fair value held for trading		117	235	366
Money market paper in financial assets measured at fair value through other comprehensive income		178	24	8
Money market paper in financial assets at fair value not held for trading		536	920	1,556
Money market paper in other financial assets measured at amortized cost		584	351	204
Cash and balances at central banks classified as cash equivalents	[1]	158,088	106,957	108,268
Loans and advances to banks classified as cash equivalents		14,028	11,386	15,678
Money market paper classified as cash equivalents	[2]	1,415	1,530	2,133
Disposal of subsidiaries, associates and intangible assets	[3]	674	114	137
Clearstream Fund Centre AG
Statement Of Cash Flows [Line Items]
Disposal of subsidiaries, associates and intangible assets		426
UBS AG
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents		3,828	3,192	5,245
Money market paper in financial assets at fair value held for trading		117	235	366
Money market paper in financial assets measured at fair value through other comprehensive income		178	24	8
Money market paper in financial assets at fair value not held for trading		536	920	1,556
Money market paper in other financial assets measured at amortized cost		584	351	204
Cash and balances at central banks classified as cash equivalents	[1]	158,088	106,957	108,268
Loans and advances to banks classified as cash equivalents		13,928	11,317	15,452
Money market paper classified as cash equivalents	[4]	1,415	1,530	2,133
Disposal of subsidiaries, associates and intangible assets	[3]	674	$ 114	$ 137
UBS AG | Clearstream Fund Centre AG
Statement Of Cash Flows [Line Items]
Disposal of subsidiaries, associates and intangible assets		$ 426

[1]	Includes only balances with an original maturity of three months or less.
[2]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading (31 December 2020: USD 117 million; 31 December 2019: USD 235 million; 31 December 2018: USD 366 million), Financial assets measured at fair value through other comprehensive income (31 December 2020: USD 178 million; 31 December 2019: USD 24 million; 31 December 2018: USD 8 million), Financial assets at fair value not held for trading (31 December 2020: USD 536 million; 31 December 2019: USD 920 million; 31 December 2018: USD 1,556 million) and Other financial assets measured at amortized cost (31 December 2020: USD 584 million; 31 December 2019: USD 351 million; 31 December 2018: USD 204 million).

[3]
Includes cash proceeds from the sale of the majority stake in Fondcenter AG of USD 426 million for the year ended 31 December 2020. Refer to Note 29 for more information. Also includes dividends received from associates

[4]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading (31 December 2020: USD 117 million; 31 December 2019: USD 235 million; 31 December 2018: USD 366 million), Financial assets measured at fair value through other comprehensive income (31 December 2020: USD 178 million; 31 December 2019: USD 24 million; 31 December 2018: USD 8 million), Financial assets at fair value not held for trading (31 December 2020: USD 536 million; 31 December 2019: USD 920 million; 31 December 2018: USD 1,556 million) and Other financial assets measured at amortized cost (31 December 2020: USD 584 million; 31 December 2019: USD 351 million; 31 December 2018: USD 204 million).